Cost Analysis - Summary of Cost of Sales and Operating Costs Analysis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment	$ 1,721	$ 1,659		$ 2,267
Total	21,844	19,350	[1]	17,323	[1]
Cost of sales
Cost of sales and operating cost analysis [line items]
Raw materials and goods for resale	7,446	6,304		5,137
Employment costs (note 7)	3,978	3,770		3,565
Energy conversion costs	2,106	1,513		1,241
Repairs and maintenance	1,230	1,158		1,080
Depreciation, amortisation and impairment	1,389	1,379		1,577
Change in inventory	(655)	(392)		33
Other production expenses (primarily sub-contractor costs)	6,350	5,618		4,690
Total	21,844	19,350		17,323
Operating costs
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment	332	280		690
Selling and distribution costs	5,003	4,613		4,235
Administrative expenses	1,982	1,912		2,304
Total	$ 6,985	$ 6,525		$ 6,539

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.